RECENT DEVELOPMENTS AND OTHER INFORMATION - Narrative - RUMO and RAÍZEN (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands						3 Months Ended	12 Months Ended
	Aug. 29, 2024	Jul. 30, 2024	Jun. 26, 2024	May 29, 2024	Apr. 10, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RECENT DEVELOPMENTS AND OTHER INFORMATION
Principal repayment of loans borrowings and debentures							R$ 12,187,560	R$ 8,054,763	R$ 15,278,378
Interest in earnings (losses) of joint ventures							(1,229,980)	1,695,945	R$ (92,179)
Raizen S A [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Interest in earnings (losses) of joint ventures							(1,218,804)	R$ 1,694,679
Rumo Malha Paulista S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Impairment loss recognised							2,967,203
Provision for asset write-off							182,041
Impairment loss recognised in profit or loss							R$ 2,967,203
Rumo [member] | Rumo S.A. [member] | Terminal XXXIX S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of share capital disposed				50.00%
Rumo [member] | Rumo Malha Paulista S.A. [member] | Debentures Second Issue [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Principal repayment of loans borrowings and debentures			R$ 757,944
Percentage of premium levied on early redemption			0.25%
Rumo [member] | Rumo Malha Paulista S.A. [member] | Debentures 3rd issue
RECENT DEVELOPMENTS AND OTHER INFORMATION
Principal repayment of loans borrowings and debentures	R$ 790,084
Percentage of premium levied on early redemption	0.30%
Rumo [member] | Rumo Malha Sul S.A. [member] | Fixed assets, intangible assets and rights of use
RECENT DEVELOPMENTS AND OTHER INFORMATION
Impairment loss recognised						R$ 2,967,202
Provision for asset write-off						182,041
Impairment loss recognised in profit or loss						R$ 2,967,202
Raízen | Raizen S A [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Tax effect of revenues exempt from taxation					R$ 1,824,019
Interest in earnings (losses) of joint ventures					R$ 563,075
Distribution of additional dividends declared		R$ 103,488
Dividends declared per share		R$ 0.01001412421